SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) (Parenthetical)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			0.00%
Successors [Member] | VIRGIN ISLANDS, BRITISH
Multiemployer Plan [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		0.00%	0.00%	0.00%
Predecessors [Member] | VIRGIN ISLANDS, BRITISH | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%
Predecessors [Member] | UNITED ARAB EMIRATES
Multiemployer Plan [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		0.00%	0.00%	0.00%
Predecessors [Member] | UNITED ARAB EMIRATES | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%